UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-7388_

Value Line Emerging Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2008

Date of reporting period: March 31, 2008

Item I. Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 3/31/08 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891
DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891
CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110
SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807-0272
DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr
OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President, Secretary and Chief Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#541507

ANNUAL REPORT

March 31, 2008

Value Line
Emerging
Opportunities
Fund, Inc.

Value Line Emerging Opportunities Fund, Inc.

To Our Value Line Emerging

To Our Shareholders (unaudited):

The Value Line Emerging Opportunities Fund experienced a loss of 3.71% for the fiscal year ended March 31, 2008. That was well ahead of the loss of 13.00% suffered by the benchmark Russell 2000, an index of small-capitalization stocks.(1)

The latest 12-month showing reinforces your Fund’s well-earned standing among its peers. Morningstar rates the Fund Above Average for overall performance and Low for overall risk, compared with other small-cap growth funds. Another independent mutual fund rating service, Lipper Inc., awards its top Lipper Leaders rating to the Fund for Total Return, Consistent Return, and Expense Minimization. Discount broker Charles Schwab continues to place the Fund on its Select List, one of only four small-cap growth funds on the list, and carrying the lowest Risk rating among those four. For the second straight year, USA Today in February named the Fund among its Mutual Fund All-Stars, a distinction limited to only 20 funds. And even more exclusive was the Fund’s selection to the Forbes magazine Honor Roll last September, one of only ten funds of all kinds on that long-standing annual list, which is based upon long-term performance and consistency.

Our disciplined investment approach, which emphasizes both offense and defense, continues to pay off for your Fund. On the offense, we aim to always stay invested in companies showing strong increases over the long term in both earnings and stock price. We have been successful in finding the winners and then sticking with them. This is truly a portfolio of growth stocks.

Just as important have been the Fund’s defensive characteristics, as demonstrated yet again in the latest fiscal year. When company fundamentals and investor psychology turn against a stock, we are quick to sell. We can always find a replacement with superior earnings and stock price momentum, where investor psychology is improving rather than deteriorating. This helped us avoid the great majority of problems in the financial services and related industries during the fiscal year. Wide diversification is another way we reduce the risk profile of the Fund. The portfolio holds about 400 stocks across many different industries. We invest less than 1/2 of 1% of assets in any new holding.

Please keep in mind that there are always risks associated with investing in small-capitalization stocks, such as increased volatility and illiquidity.

We will maintain the disciplined investment strategy that has produced the Fund’s record of success. Thank you for investing with us.

Sincerely,

Jean Bernhard Buttner
Chairman and President

April 24, 2008

(1)	The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this index.

Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders

Economic Observations (unaudited)

The year-ahead economic outlook is growing increasingly guarded, with weakness now present in the major consumer and industrial markets. What’s more, there is no quick or easy cure for what ails the economy, with softness likely to continue in housing, retailing, and employment. The economy, which began to slow noticeably during the final quarter of 2007, when gross domestic product growth slowed to a minuscule 0.6%, is likely to weaken further through at least midyear, with declines in GDP most likely. Indeed, we believe that the country is now in a recession.

Meanwhile, even with a somewhat better second half, a modest rate of business growth for the year as a whole is about the best that we can now expect. In fact, even that cautious forecast assumes that there will be no exogenous shocks to the system, such as a worsening of the situation in the Middle East or a further surge in oil prices. Either of these events, along with a worsening of the housing slump or a serious miscalculation by the Federal Reserve on the monetary front, might prove sufficiently troubling to almost assure that the mild business downturn that we believe is in place would become a fairly serious recession.

Currently, inflation is trending higher due to rising energy, food, and commodity costs. Adequate supplies of raw materials should help keep the costs of production under some control, though, suggesting that a major surge in pricing is not in the offing just yet. We caution, however, that as the pace of economic growth accelerates after 2008 and 2009, an increase in pricing pressures may emerge. Absent a stronger long-term business expansion than we now forecast, or a further ratcheting up in oil prices, inflation should be held in relative check through the early years of the next decade.

Value Line Emerging Opportunities Fund, Inc.

(unaudited)

The following graph compares the performance of the Value Line Emerging Opportunities Fund, Inc. to that of the Russell 2000 Stock Index. The Value Line Emerging Opportunities Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The return for the Index does not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a change in Value of a $10,000 Investment in
The Value Line Emerging Opportunities Fund, Inc. and The Russell 2000 Stock Index*

*	The Russell 2000 Stock Index is an unmanaged index that is representative of the smaller capitalization stocks traded in the United States.

PERFORMANCE DATA:**

	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 3/31/08	(3.71)%	$9,629
5 years ended 3/31/08	14.11%	$19,348
10 years ended 3/31/08	11.54%	$29,809

**	The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Value Line Emerging Opportunities Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 through March 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/07	Ending account value 3/31/08	Expenses* paid during period 10/1/07 thru 3/31/08
Actual	$1,000.00	$873.00	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at March 31, 2008 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Intuitive Surgical, Inc.	31,400	$10,184,590	1.1%
GameStop Corp. Class A	150,000	$7,756,500	0.9%
Manitowoc Company, Inc. (The)	184,000	$7,507,200	0.8%
Guess?, Inc.	166,000	$6,718,020	0.7%
Lindsay Corp.	62,100	$6,363,387	0.7%
Illumina, Inc.	83,000	$6,299,700	0.7%
Hansen Natural Corp.	170,000	$6,001,000	0.7%
FTI Consulting, Inc.	83,000	$5,896,320	0.7%
Kirby Corp.	102,400	$5,836,800	0.6%
Range Resources Corp.	80,700	$5,120,415	0.6%

Asset Allocation — Percentage of Net Assets

Equity Sector Weightings — Percentage of Total Investment Securities

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments       March 31, 2008

Shares		Value

COMMON STOCKS (92.0%)
	ADVERTISING (0.2%)
64,000	Focus Media Holding Ltd. ADR*	$2,249,600
	AEROSPACE/DEFENSE (3.7%)
51,000	AAR Corp.*	1,390,770
25,000	Alliant Techsystems, Inc.*	2,588,250
130,000	BE Aerospace, Inc.*	4,543,500
65,845	DRS Technologies, Inc.	3,837,447
16,800	Ducommun, Inc.*	464,856
79,200	Esterline Technologies Corp.*	3,989,304
21,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,219,586
70,000	HEICO Corp.	3,412,500
54,025	Moog, Inc. Class A*	2,280,395
177,000	Orbital Sciences Corp.*	4,265,700
24,800	Precision Castparts Corp.	2,531,584
74,700	Teledyne Technologies, Inc.*	3,510,900
		34,034,792
	APPAREL (1.8%)
70,000	Gildan Activewear, Inc. Class A*	2,615,200
166,000	Guess?, Inc.	6,718,020
79,000	Phillips-Van Heusen Corp.	2,995,680
110,000	Warnaco Group, Inc. (The)*	4,338,400
		16,667,300
	AUTO PARTS (0.8%)
67,000	BorgWarner, Inc.	2,883,010
200,000	LKQ Corp.*	4,494,000
		7,377,010
	BANK (0.3%)
10,000	Bancolombia S.A. ADR	354,600
20,500	Bank of Hawaii Corp.	1,015,980
31,500	SVB Financial Group*	1,374,660
		2,745,240
	BANK — CANADIAN (0.0%)
2,057	Royal Bank of Canada	95,651
	BANK — MIDWEST (0.1%)
4,353	BOK Financial Corp.	$227,357
14,324	Commerce Bancshares, Inc.	602,038
7,916	First Financial Bankshares, Inc.	324,398
4,250	IBERIABANK Corp.	188,062
		1,341,855
	BEVERAGE — ALCOHOLIC (0.5%)
76,025	Central European Distribution Corp.*	4,423,895
	BEVERAGE — SOFT DRINK (0.7%)
170,000	Hansen Natural Corp.*	6,001,000
	BIOTECHNOLOGY (0.8%)
31,000	Alnylam Pharmaceuticals, Inc.*	756,400
12,000	Gen-Probe, Inc.*	578,400
39,200	Techne Corp.*	2,640,512
37,000	United Therapeutics Corp.*	3,207,900
		7,183,212
	BUILDING MATERIALS (0.9%)
35,000	Ameron International Corp.	3,273,550
39,800	Drew Industries, Inc.*	973,508
40,000	Dynamic Materials Corp.	1,728,000
16,200	Jacobs Engineering Group, Inc.*	1,192,158
22,700	NCI Building Systems, Inc.*	549,340
32,900	Simpson Manufacturing Company, Inc.	894,222
		8,610,778
	CANADIAN ENERGY (0.2%)
17,500	Suncor Energy, Inc.	1,686,125
	CHEMICAL — DIVERSIFIED (1.2%)
108,000	Albemarle Corp.	3,944,160
34,000	Cytec Industries, Inc.	1,830,900
46,000	FMC Corp.	2,552,540
99,200	LSB Industries, Inc.*	1,462,208
60,000	Sociedad Quimica y Minera de Chile S.A. ADR	1,402,800
		11,192,608

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments

Shares		Value
	CHEMICAL — SPECIALTY (1.5%)
50,700	Airgas, Inc.	$2,305,329
51,350	Ceradyne, Inc.*	1,641,146
12,400	Ecolab, Inc.	538,532
101,000	H.B. Fuller Co.	2,061,410
39,000	Lubrizol Corp. (The)	2,164,890
16,000	NewMarket Corp.	1,207,200
8,000	Praxair, Inc.	673,840
58,000	Sigma-Aldrich Corp.	3,459,700
		14,052,047
	COMPUTER & PERIPHERALS (0.9%)
51,000	Logitech International S.A.*	1,297,440
105,200	MICROS Systems, Inc.*	3,541,032
88,000	NCR Corp.*	2,009,040
60,400	Synaptics, Inc.*	1,442,352
		8,289,864
	COMPUTER SOFTWARE & SERVICES (3.3%)
73,200	Advent Software, Inc.*	3,119,784
55,400	Ansoft Corp.*	1,690,808
115,800	ANSYS, Inc.*	3,997,416
103,600	Blackbaud, Inc.	2,515,408
55,200	Cognizant Technology Solutions Corp. Class A*	1,591,416
117,000	Concur Technologies, Inc.*	3,632,850
63,000	DealerTrack Holdings, Inc.*	1,273,860
33,700	DST Systems, Inc.*	2,215,438
50,700	Equinix, Inc.*	3,371,043
340,000	Lawson Software, Inc.*	2,560,200
118,000	Omniture, Inc.*	2,738,780
26,000	Quality Systems, Inc.	776,620
20,000	VASCO Data Security International, Inc.*	273,600
		29,757,223
	DIVERSIFIED COMPANIES (3.0%)
89,200	Acuity Brands, Inc.	$3,831,140
70,700	AMETEK, Inc.	3,104,437
111,000	Barnes Group, Inc.	2,547,450
38,000	Brink’s Co. (The)	2,552,840
46,000	Chemed Corp.	1,941,200
67,000	Comtech Group, Inc.*	722,930
18,900	EnPro Industries, Inc.*	589,491
41,800	ESCO Technologies, Inc.*	1,660,296
10,600	GeoEye, Inc.*	275,494
40,100	Matthews International Corp. Class A	1,934,825
89,000	Service Corporation International	902,460
64,700	Taubman Centers, Inc.	3,370,870
43,600	Valmont Industries, Inc.	3,832,004
		27,265,437
	DRUG (2.9%)
59,000	Alexion Pharmaceuticals, Inc.*	3,498,700
37,500	AMAG Pharmaceuticals, Inc.*	1,516,125
10,000	Auxilium Pharmaceuticals, Inc.*	267,400
62,000	BioMarin Pharmaceutical, Inc.*	2,192,940
61,589	Celgene Corp.*	3,774,790
31,200	Covance, Inc.*	2,588,664
68,887	Immucor, Inc.*	1,470,048
95,200	LifeCell Corp.*	4,001,256
73,200	PAREXEL International Corp.*	1,910,520
70,000	Perrigo Co.	2,641,100
55,000	Pharmaceutical Product Development, Inc.	2,304,500
		26,166,043
	E-COMMERCE (1.2%)
19,000	Akamai Technologies, Inc.*	535,040
72,000	Ctrip.com International Ltd. ADR	3,817,440
180,000	Informatica Corp.*	3,070,800
60,000	Salesforce.com, Inc.*	3,472,200
		10,895,480

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

March 31, 2008

Shares		Value
	EDUCATIONAL SERVICES (1.0%)
72,000	Blackboard, Inc.*	$2,399,760
18,000	DeVry, Inc.	753,120
31,000	ITT Educational Services, Inc.*	1,423,830
28,000	New Oriental Education & Technology Group, Inc. ADR *	1,816,080
19,000	Strayer Education, Inc.	2,897,500
		9,290,290
	ELECTRICAL EQUIPMENT (2.3%)
46,000	Baldor Electric Co.	1,288,000
64,000	Belden CDT, Inc.	2,260,480
36,000	EnerSys*	861,120
88,000	FLIR Systems, Inc.*	2,647,920
71,700	General Cable Corp.*	4,235,319
62,200	Rofin-Sinar Technologies, Inc.*	2,792,780
47,000	Thomas & Betts Corp.*	1,709,390
86,600	Trimble Navigation Ltd.*	2,475,894
63,600	WESCO International, Inc.*	2,320,764
		20,591,667
	ELECTRICAL UTILITY — CENTRAL (0.4%)
72,000	ITC Holdings Corp.	3,748,320
	ELECTRICAL UTILITY — WEST (0.2%)
84,000	MDU Resources Group, Inc.	2,062,200
	ELECTRONICS (0.6%)
78,000	Amphenol Corp. Class A	2,905,500
118,950	Diodes, Inc.*	2,612,142
		5,517,642
	ENTERTAINMENT (0.3%)
29,100	Central European Media Enterprises Ltd. Class A*	2,480,193
	ENTERTAINMENT TECHNOLOGY (0.2%)
60,000	Dolby Laboratories, Inc. Class A*	2,175,600
	ENVIRONMENTAL (1.4%)
8,000	Calgon Carbon Corp.*	120,400
58,800	Clean Harbors, Inc.*	3,822,000
29,000	Fuel Tech, Inc.*	594,500
22,500	Republic Services, Inc.	657,900
63,600	Stericycle, Inc.*	3,275,400
128,000	Waste Connections, Inc.*	3,934,720
		12,404,920
	FINANCIAL SERVICES — DIVERSIFIED (1.7%)
23,400	Affiliated Managers Group, Inc. *	$2,123,316
11,400	BlackRock, Inc. Class A	2,327,652
11,000	Cash America International, Inc.	400,400
3,000	Credicorp Ltd.	215,220
24,000	Eaton Vance Corp.	732,240
79,000	EZCORP, Inc. Class A*	972,490
9,135	Fidelity National Information Services, Inc.	348,409
53,250	Financial Federal Corp.	1,161,382
32,800	First Cash Financial Services, Inc.*	338,824
22,000	GFI Group, Inc.	1,260,600
22,000	Greenhill & Co., Inc.	1,530,320
56,300	ProAssurance Corp.*	3,030,629
49,000	Wright Express Corp.*	1,505,770
		15,947,252
	FOOD PROCESSING (1.5%)
175,800	Flowers Foods, Inc.	4,351,050
41,500	Herbalife Ltd.	1,971,250
51,000	McCormick & Company, Inc.	1,885,470
52,400	Ralcorp Holdings, Inc.*	3,047,060
158,333	Sadia S.A. ADR	2,816,744
		14,071,574
	FOOD WHOLESALERS (0.1%)
15,000	Green Mountain Coffee Roasters, Inc.*	474,750
	FOREIGN TELECOMMUNICATIONS (0.4%)
33,000	Brasil Telecom Participacoes S.A. ADR	2,160,180
33,000	Brasil Telecom S.A. ADR	1,082,070
		3,242,250
	GROCERY (0.4%)
106,000	Ruddick Corp.	3,907,160

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments

Shares		Value
	HEALTH CARE INFORMATION SYSTEMS (0.4%)
62,000	Allscripts Healthcare Solutions, Inc.*	$639,840
6,000	Cerner Corp.*	223,680
90,000	Omnicell, Inc.*	1,809,000
62,000	TriZetto Group, Inc. (The)*	1,034,780
		3,707,300
	HOME APPLIANCES (0.3%)
66,700	Toro Co. (The)	2,760,713
	HOME BUILDING (0.0%)
3,000	Desarrolladora Homex S.A. de C.V. ADR*	174,150
	HOTEL/GAMING (1.5%)
16,000	Ameristar Casinos, Inc.	292,000
55,000	Bally Technologies, Inc.*	1,888,700
25,000	Gaylord Entertainment Co.*	757,250
37,000	Orient-Express Hotels Ltd. Class A	1,596,920
48,000	Penn National Gaming, Inc.*	2,099,040
53,000	Vail Resorts, Inc.*	2,559,370
118,000	WMS Industries, Inc.*	4,244,460
		13,437,740
	HOUSEHOLD PRODUCTS (1.3%)
62,400	Church & Dwight Company, Inc.	3,384,576
24,000	Energizer Holdings, Inc.*	2,171,520
37,600	Scotts Miracle-Gro Co. (The) Class A	1,218,992
124,000	Tupperware Brands Corp.	4,796,320
		11,571,408
	HUMAN RESOURCES (0.7%)
39,700	Heidrick & Struggles International, Inc.	1,291,441
85,300	Watson Wyatt Worldwide, Inc. Class A	4,840,775
		6,132,216
	INDUSTRIAL SERVICES (3.4%)
38,100	Aaron Rents, Inc. Class B	$820,674
19,600	C.H. Robinson Worldwide, Inc.	1,066,240
141,900	Corrections Corp. of America*	3,905,088
102,000	EMCOR Group, Inc.*	2,265,420
83,000	FTI Consulting, Inc.*	5,896,320
126,900	Geo Group, Inc. (The)*	3,609,036
28,300	Huron Consulting Group, Inc.*	1,175,865
26,800	Michael Baker Corp.*	601,928
166,920	Quanta Services, Inc.*	3,867,536
37,200	Ritchie Bros. Auctioneers, Inc.	3,054,864
27,000	Stanley, Inc.*	795,420
114,865	URS Corp.*	3,754,937
		30,813,328
	INFORMATION SERVICES (1.8%)
37,000	Alliance Data Systems Corp.*	1,757,870
54,400	Arbitron, Inc.	2,347,904
41,000	Equifax, Inc.	1,413,680
56,050	FactSet Research Systems, Inc.	3,019,414
25,000	Gartner, Inc.*	483,500
48,700	IHS, Inc. Class A*	3,131,897
27,000	Interactive Data Corp.	768,690
182,000	Nuance Communications, Inc.*	3,168,620
		16,091,575
	INSURANCE — LIFE (0.4%)
60,000	Delphi Financial Group, Inc. Class A	1,753,800
25,000	Protective Life Corp.	1,014,000
22,400	Reinsurance Group of America, Inc.	1,219,456
		3,987,256

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

March 31, 2008

Shares		Value
	INSURANCE — PROPERTY & CASUALTY (1.8%)
63,500	American Financial Group, Inc.	$1,623,060
33,300	Arch Capital Group Ltd.*	2,286,711
11,182	Argo Group International Holdings, Ltd.*	397,185
5,900	Markel Corp.*	2,595,823
7,200	Midland Co. (The)	467,496
27,000	Odyssey Re Holdings Corp.	992,250
53,100	Philadelphia Consolidated Holding Co.*	1,709,820
21,000	RenaissanceRe Holdings Ltd.	1,090,110
63,200	RLI Corp.	3,132,824
16,000	Tower Group, Inc.	402,720
38,100	Zenith National Insurance Corp.	1,366,266
		16,064,265
	INTERNET (0.5%)
145,000	Atheros Communications*	3,021,800
20,000	Blue Coat Systems, Inc.*	440,800
17,000	CyberSource Corp.*	248,370
27,000	GigaMedia Ltd.*	420,930
		4,131,900
	MACHINERY (8.1%)
94,750	Applied Industrial Technologies, Inc.	$2,832,077
30,000	Bucyrus International, Inc. Class A	3,049,500
18,800	Cascade Corp.	927,028
41,800	CIRCOR International, Inc.	1,933,250
16,000	Columbus McKinnon Corp.*	495,680
66,400	Curtiss-Wright Corp.	2,754,272
55,800	Donaldson Company, Inc.	2,247,624
28,000	Flowserve Corp.	2,922,640
78,000	Foster Wheeler Ltd.*	4,416,360
106,400	Gardner Denver, Inc.*	3,947,440
44,850	Graco, Inc.	1,626,261
59,400	IDEX Corp.	1,822,986
69,500	Kaydon Corp.	3,051,745
101,600	Lennox International, Inc.	3,654,552
35,200	Lincoln Electric Holdings, Inc.	2,270,048
62,100	Lindsay Corp.	6,363,387
184,000	Manitowoc Company, Inc. (The)	7,507,200
59,200	Middleby Corp. (The)*	3,693,488
45,900	MSC Industrial Direct Co., Inc. Class A	1,939,275
58,000	Regal-Beloit Corp.	2,124,540
106,000	Robbins & Myers, Inc.	3,460,900
43,200	Roper Industries, Inc.	2,567,808
47,000	Snap-on, Inc.	2,389,950
66,600	Tennant Co.	2,651,346
20,000	Terex Corp.*	1,250,000
39,000	Wabtec Corp.	1,468,740
		73,368,097
	MARITIME (0.9%)
102,400	Kirby Corp.*	5,836,800
91,500	Zoltek Companies, Inc.*	2,426,580
		8,263,380

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments

Shares		Value
	MEDICAL SERVICES (2.6%)
82,333	Amedisys, Inc.*	$3,238,980
16,200	Coventry Health Care, Inc.*	653,670
19,050	DaVita, Inc.*	909,828
65,100	Healthways, Inc.*	2,300,634
100,400	inVentiv Health, Inc.*	2,892,524
21,000	Kendle International, Inc.*	943,320
34,000	Pediatrix Medical Group, Inc.*	2,291,600
100,000	PSS World Medical, Inc.*	1,666,000
101,100	Psychiatric Solutions, Inc.*	3,429,312
78,000	Sun Healthcare Group, Inc.*	1,024,920
63,600	Sunrise Senior Living, Inc.*	1,417,008
77,400	VCA Antech, Inc.*	2,116,890
14,849	WellPoint, Inc.*	655,287
		23,539,973
	MEDICAL SUPPLIES (6.4%)
9,000	Abaxis, Inc.*	208,530
63,300	ArthroCare Corp.*	2,111,055
12,600	Bard (C.R.), Inc.	1,214,640
40,000	Bio-Rad Laboratories, Inc. Class A*	3,558,000
10,000	Cepheid, Inc.*	243,900
36,000	Charles River Laboratories International, Inc.*	2,121,840
67,000	DENTSPLY International, Inc.	2,586,200
68,500	Haemonetics Corp.*	4,081,230
34,000	Henry Schein, Inc.*	1,951,600
79,600	Hologic, Inc.*	4,425,760
46,800	IDEXX Laboratories, Inc.*	2,305,368
83,000	Illumina, Inc.*	6,299,700
30,000	Integra LifeSciences Holdings*	1,304,100
31,400	Intuitive Surgical, Inc.*	10,184,590
40,300	Inverness Medical Innovations, Inc.*	1,213,030
120,800	Meridian Bioscience, Inc.	4,038,344
100,900	NuVasive, Inc.*	3,482,059
95,000	Owens & Minor, Inc.	3,737,300
71,000	West Pharmaceutical Services, Inc.	3,140,330
8,000	Zoll Medical Corp.*	212,720
		58,420,296
	METALS & MINING DIVERSIFIED (0.5%)
31,000	Allegheny Technologies, Inc.	$2,212,160
71,000	AMCOL International Corp.	2,217,330
		4,429,490
	METALS FABRICATING (0.7%)
43,000	Chicago Bridge & Iron Co. N.V.	1,687,320
46,000	Harsco Corp.	2,547,480
50,000	Kennametal, Inc.	1,471,500
13,900	Ladish Co., Inc.*	500,400
		6,206,700
	NATURAL GAS — DISTRIBUTION (1.2%)
37,200	AGL Resources, Inc.	1,276,704
10,100	ICON PLC ADR*	655,389
78,000	Northwest Natural Gas Co.	3,388,320
80,400	South Jersey Industries, Inc.	2,822,844
51,450	Southern Union Co.	1,197,242
54,700	UGI Corp.	1,363,124
		10,703,623
	NATURAL GAS — DIVERSIFIED (1.0%)
46,000	Energen Corp.	2,865,800
95,800	Penn Virginia Corp.	4,223,822
34,720	XTO Energy, Inc.	2,147,779
		9,237,401
	OFFICE EQUIPMENT & SUPPLIES (0.1%)
127,000	Cenveo, Inc.*	1,328,420
	OILFIELD SERVICES/EQUIPMENT (3.4%)
91,000	Arena Resources, Inc.*	3,522,610
21,000	Atwood Oceanics, Inc.*	1,926,120
103,000	AZZ, Inc.*	3,664,740
77,000	Bristow Group, Inc.*	4,132,590
20,000	Core Laboratories N.V.*	2,386,000
40,000	Exterran Holdings, Inc.*	2,581,600
78,800	FMC Technologies, Inc.*	4,482,932
47,000	Oceaneering International, Inc.*	2,961,000
57,000	Superior Energy Services, Inc.*	2,258,340
2,000	T-3 Energy Services, Inc.*	85,120
111,000	Willbros Group, Inc.*	3,396,600
		31,397,652

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

March 31, 2008

Shares		Value
	PACKAGING & CONTAINER (1.5%)
57,200	AptarGroup, Inc.	$2,226,796
96,000	CLARCOR, Inc.	3,412,800
61,600	Greif, Inc. Class A	4,184,488
45,300	Jarden Corp.*	984,822
56,200	Silgan Holdings, Inc.	2,789,206
		13,598,112
	PAPER & FOREST PRODUCTS (0.8%)
14,000	Aracruz Celulose S.A. ADR	955,640
86,000	Koppers Holdings, Inc.	3,810,660
13,000	Neenah Paper, Inc.	335,140
72,000	Votorantim Celulose e Papel S.A. ADR	2,052,720
		7,154,160
	PETROLEUM — INTEGRATED (0.8%)
138,800	Denbury Resources, Inc.*	3,962,740
92,800	Frontier Oil Corp.	2,529,728
20,000	Holly Corp.	868,200
		7,360,668
	PETROLEUM — PRODUCING (1.2%)
20,500	Atlas America, Inc.	1,239,020
46,000	Forest Oil Corp.*	2,252,160
66,000	Quicksilver Resources, Inc.*	2,410,980
80,700	Range Resources Corp.	5,120,415
		11,022,575
	PHARMACY SERVICES (0.5%)
57,700	HealthExtras, Inc.*	1,433,268
65,800	Longs Drug Stores Corp.	2,793,868
		4,227,136
	POWER (0.2%)
83,000	Covanta Holding Corp.*	2,282,500
	PRECISION INSTRUMENT (1.8%)
12,900	Badger Meter, Inc.	$557,280
10,800	Dionex Corp.*	831,492
34,000	Mettler Toledo International, Inc.*	3,302,080
49,600	Movado Group, Inc.	966,704
24,600	Thermo Fisher Scientific, Inc.*	1,398,264
47,000	Triumph Group, Inc.	2,675,710
66,400	Varian, Inc.*	3,845,888
89,600	Woodward Governor Co.	2,394,112
		15,971,530
	PUBLISHING (0.1%)
13,000	Consolidated Graphics, Inc.*	728,650
	R.E.I.T. (0.4%)
73,700	LaSalle Hotel Properties	2,117,401
12,500	ProLogis	735,750
12,000	PS Business Parks, Inc.	622,800
		3,475,951
	RAILROAD (0.8%)
90,700	Genesee & Wyoming, Inc. Class A*	3,120,080
98,000	Kansas City Southern*	3,930,780
		7,050,860
	RECREATION (0.4%)
52,000	Life Time Fitness, Inc.*	1,622,920
57,000	Marvel Entertainment, Inc.*	1,527,030
20,000	Smith & Wesson Holding Corp. *	100,400
		3,250,350
	RESTAURANT (0.7%)
32,200	Chipotle Mexican Grill, Inc. Class A*	3,652,446
42,000	Jack in the Box, Inc.*	1,128,540
64,687	Sonic Corp.*	1,425,701
		6,206,687
	RETAIL — AUTOMOTIVE (0.4%)
62,000	Copart, Inc.*	2,403,120
45,400	O’Reilly Automotive, Inc.*	1,294,808
		3,697,928

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments

Shares		Value
	RETAIL — SPECIAL LINES (3.1%)
12,000	Blue Nile, Inc.*	$649,800
82,500	Buckle, Inc. (The)	3,690,225
36,000	Coach, Inc.*	1,085,400
110,800	Dick’s Sporting Goods, Inc.*	2,967,224
6,000	Dress Barn, Inc. (The)*	77,640
35,000	DSW, Inc. Class A*	453,250
47,000	Fossil, Inc.*	1,435,380
150,000	GameStop Corp. Class A*	7,756,500
61,000	Gymboree Corp. (The)*	2,432,680
37,962	Hibbett Sports, Inc.*	586,133
118,000	Interface, Inc. Class A	1,657,900
48,000	J. Crew Group, Inc.*	2,120,160
80,700	Men’s Wearhouse, Inc. (The)	1,877,889
53,600	Urban Outfitters, Inc.*	1,680,360
		28,470,541
	RETAIL BUILDING SUPPLY (0.0%)
9,400	Fastenal Co.	431,742
	SECURITIES BROKERAGE (0.5%)
72,400	Investment Technology Group, Inc.*	3,343,432
33,000	Raymond James Financial, Inc.	758,340
4,000	Stifel Financial Corp.*	179,600
		4,281,372
	SEMICONDUCTOR (0.0%)
68,000	ANADIGICS, Inc.*	446,080
	SEMICONDUCTOR — EQUIPMENT (0.0%)
10,000	Varian Semiconductor Equipment Associates, Inc.*	281,500
	SHOE (1.5%)
28,500	Brown Shoe Company, Inc.	429,495
78,000	Crocs, Inc.*	1,362,660
46,700	Deckers Outdoor Corp.*	5,035,194
13,300	Genesco, Inc.*	307,363
170,000	Iconix Brand Group, Inc.*	2,949,500
27,500	Steven Madden Ltd.*	471,075
94,750	Wolverine World Wide, Inc.	2,748,698
		13,303,985
	STEEL — GENERAL (0.5%)
10,000	Ampco-Pittsburgh Corp.	$429,900
8,000	Carpenter Technology Corp.	447,760
24,400	Cleveland-Cliffs, Inc.	2,923,608
10,000	Haynes International, Inc.*	548,800
		4,350,068
	TELECOMMUNICATION SERVICES (1.0%)
93,000	Alaska Communications Systems Group, Inc.	1,138,320
60,417	American Tower Corp. Class A*	2,368,950
55,008	Crown Castle International Corp.*	1,897,226
181,000	PAETEC Holding Corp.*	1,205,460
161,000	Time Warner Telecom, Inc. Class A*	2,493,890
		9,103,846
	TELECOMMUNICATIONS EQUIPMENT (1.6%)
64,100	Anixter International, Inc.*	4,104,964
16,000	Cbeyond, Inc.*	300,640
56,000	Ciena Corp.*	1,726,480
83,000	CommScope, Inc.*	2,890,890
83,200	Comtech Telecommunications Corp.*	3,244,800
81,200	Nice Systems Ltd. ADR*	2,291,464
13,800	Superior Essex, Inc.*	388,056
		14,947,294
	THRIFT (0.1%)
47,448	Hudson City Bancorp, Inc.	838,881
	TIRE & RUBBER (0.2%)
53,600	Carlisle Companies, Inc.	1,792,384
	TOILETRIES & COSMETICS (0.4%)
50,500	Chattem, Inc.*	3,350,170
	TRUCKING (0.9%)
27,000	AMERCO*	1,541,430
110,400	HUB Group, Inc. Class A*	3,631,056
56,000	Hunt (J.B.) Transport Services, Inc.	1,760,080
29,400	Landstar System, Inc.	1,533,504
		8,466,070

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

March 31, 2008

Shares		Value
	WATER UTILITY (0.3%)
9,300	American States Water Co.	$334,800
63,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,792,790
		3,127,590
	WIRELESS NETWORKING (0.8%)
40,700	Itron, Inc.*	3,672,361
110,000	SBA Communications Corp. Class A*	3,281,300
		6,953,661
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (92.0%) (Cost $689,891,799)	837,888,152

Principal Amount		Value

REPURCHASE AGREEMENTS (8.5%)
$50,000,000	With Morgan Stanley, 1.15%, dated 3/31/08, due 4/1/08, delivery value $50,001,597 (collateralized by $35,695,000 U.S. Treasury Bonds 8.125%, due 8/15/21, with a value of $51,101,217)	$50,000,000
27,400,000	With State Street Bank & Trust, 0.80%, dated 3/31/08, due 4/1/08, delivery value $27,400,609 (collateralized by $24,210,000 U.S. Treasury Notes 2.00%, due 1/15/16, with a value of $28,014,758)	27,400,000
	TOTAL REPURCHASE AGREEMENTS (Cost $77,400,000)	77,400,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (–0.5%)		(4,574,297)

NET ASSETS (100%)		$910,713,855

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($910,713,855 ÷ 29,887,762 shares outstanding)		$30.47

*	Non-income producing.

ADR	American Depositary Receipt.

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
at March 31, 2008

Assets:
Investment securities, at value (Cost—$689,891,799)	$837,888,152
Repurchase agreements (Cost—$77,400,000)	77,400,000
Cash	205,468
Receivable for capital shares sold	1,739,304
Interest and dividends receivable	712,491
Prepaid expenses	77,802
Total Assets	918,023,217
Liabilities:
Payable for securities purchased	5,759,171
Payable for capital shares repurchased	597,319
Accrued expenses:
Advisory fee	570,527
Service and distribution plan fees	190,176
Directors’ fees and expenses	18,162
Other	174,007
Total Liabilities	7,309,362
Net Assets	$910,713,855
Net assets consist of:
Capital stock, at $0.001 par value (authorized 300,000,000, outstanding 29,887,762 shares)	$29,888
Additional paid-in capital	757,311,894
Undistributed net investment income	2,678
Accumulated net realized gain on investments	5,373,042
Net unrealized appreciation of investments	147,996,353
Net Assets	$910,713,855
Net Asset Value, Offering and Redemption Price, per Outstanding Share ($910,713,855 ÷ 29,887,762 shares outstanding)	$30.47

Statement of Operations
for the Year Ended March 31, 2008

Investment Income:
Dividends (net of foreign withholding tax of $8,196)	$5,682,915
Interest	2,950,412
Total Income	8,633,327
Expenses:
Advisory fee	6,902,723
Service and distribution plan fees	2,300,907
Auditing and legal fees	310,099
Transfer agent fees	264,199
Printing and postage	153,152
Custodian fees	141,341
Directors’ fees and expenses	80,501
Registration and filing fees	73,500
Insurance	53,401
Accounting and bookkeeping expense	32,399
Other	28,201
Total Expenses Before Custody Credits	10,340,423
Less: Custody Credits	(23,039)
Net Expenses	10,317,384
Net Investment Loss	(1,684,057)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	16,834,059
Change in Net Unrealized Appreciation/(Depreciation)	(60,077,178)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(43,243,119)
Net Decrease in Net Assets from Operations	$(44,927,176)

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended March 31, 2008 and 2007

	Year Ended March 31, 2008	Year Ended March 31, 2007
Operations:
Net investment loss	$(1,684,057)	$(1,165,701)
Net realized gain on investments	16,834,059	9,197,044
Change in net unrealized appreciation/(depreciation)	(60,077,178)	21,405,540
Net increase (decrease) in net assets from operations	(44,927,176)	29,436,883
Distributions to Shareholders:
Net realized gain from investment transactions	(20,312,212)	(11,504,201)
Capital Share Transactions:
Proceeds from sale of shares	363,136,292	290,938,561
Proceeds from reinvestment of distributions to shareholders	19,658,865	11,149,178
Cost of shares repurchased	(215,667,232)	(176,613,042)
Net increase in net assets from capital share transactions	167,127,925	125,474,697
Total Increase in Net Assets	101,888,537	143,407,379
Net Assets:
Beginning of year	808,825,318	665,417,939
End of year	$910,713,855	$808,825,318
Undistributed net investment income, at end of year	$2,678	$2,703

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements

1.	Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in “small-cap” common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)  Security Valuation:    Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)  Repurchase Agreements:    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes:    It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation” or “FIN 48”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial

Value Line Emerging Opportunities Fund, Inc.

March 31, 2008

statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of March 31, 2008, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implications of FIN 48, and determined that there is no impact to the Fund’s financial statements at this time.

(D)  Security Transactions and Distributions:    Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E)  Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(F)  Representations and Indemnifications:    In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G)  Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(H)  Foreign Taxes:    The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Year Ended March 31, 2008	Year Ended March 31, 2007
Shares sold	10,790,033	9,440,989
Shares issued to shareholders in reinvestment of distributions	588,590	360,348
Shares repurchased	(6,517,836)	(5,768,757)
Net increase	4,860,787	4,032,580
Distributions per share from net realized gains	$0.7140	$0.4821

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Year Ended March 31, 2008
Purchases:
Investment Securities	$347,400,661
Sales:
Investment Securities	$216,276,831

4.	Income Taxes

At March 31, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$767,502,987
Gross tax unrealized appreciation	$207,410,241
Gross tax unrealized depreciation	(59,625,076)
Net tax unrealized appreciation on investments	$147,785,165
Undistributed long-term capital gains	$5,586,951

Net unrealized gain (loss) differs for financial statements and tax purposes primarily due to differing treatments of wash sales and real estate investment trusts.

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund increased undistributed net investment income by $1,684,032, decreased additional paid in capital by $1,684,006, and decreased accumulated net realized gain by $26. These reclassifications were primarily due to differing treatments of net operating loss. Net assets were not affected by this reclassification.

The tax composition of distributions to shareholders for the years ended March 31, 2008 and 2007 were as follows:

	2008	2007
Long-term capital gain	$20,312,212	$11,504,201

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $6,902,723 was paid or payable to Value Line, Inc., the Fund’s investment adviser (the “Adviser”), for the year ended March 31, 2008. The fee was computed at an annual rate of 0.75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended

Value Line Emerging Opportunities Fund, Inc.

March 31, 2008

March 31, 2008, fees amounting to $2,300,907 were paid or payable to the Distributor under this plan.

For the year ended March 31, 2008, the Fund’s expenses were reduced by $23,039 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At March 31, 2008, the Adviser, and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 920,839 shares of the Fund representing 3.08% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 24,847 shares, representing less than 1% of the outstanding shares.

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended March 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$32.32	$31.70	$25.75	$23.81	$16.56
Income from investment operations:
Net investment loss	(0.06)	(0.05)	(0.04)	(0.05)	(0.03)
Net gains or (losses) on securities (both realized and unrealized)	(1.08)	1.15	6.38	1.99	7.28
Total from investment operations	(1.14)	1.10	6.34	1.94	7.25
Less distributions:
Distributions from net realized gains	(0.71)	(0.48)	(0.39)	—	—
Net asset value, end of year	$30.47	$32.32	$31.70	$25.75	$23.81
Total return	(3.71%)	3.55%	24.85%	8.15%	43.78%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$910,714	$808,825	$665,418	$409,609	$260,879
Ratio of expenses to average net assets(1)	1.12%	1.16%	1.10%	1.14%	1.19%
Ratio of net investment loss to average net assets	(0.18%)	(0.16%)	(0.17%)	(0.28%)	(0.16%)
Portfolio turnover rate	26%	24%	40%	44%	55%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.15% for the year ended March 31, 2007 and would have been unchanged for the years ended March 31, 2008, 2006, 2005 and 2004.

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders
of Value Line Emerging Opportunities Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc. (the “Fund”) at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

May 28, 2008

Value Line Emerging Opportunities Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Emerging Opportunities Fund, Inc. (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement between the Fund and its investment adviser, Value Line, Inc. (“Value Line”) (the “Agreement”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund compared to a peer group of funds (“Performance Universe”) and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage, if any; and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fees (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and other retail no-load mixed-asset target allocation growth funds, as selected objectively by Lipper Inc., an independent provider of investment company data (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load mixed-asset target allocation growth funds, as selected objectively by Lipper Inc. (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund’s investment performance over various time periods to the average performance of the Fund and all retail and institutional target allocation funds regardless of asset size or primary channel of distribution (excluding outliers), as selected objectively by Lipper Inc. (“Performance Universe”) as well as the Lipper Mixed Asset Target Allocation Growth Index (the “Lipper Index”); (iv) Value Line’s financial results and conditions, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund’s current investment management staffing; and (vi) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper Inc. to determine the Expense Group, the Expense Universe and the Performance Universe to prepare this information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Value Line Emerging Opportunities Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Emerging Opportunities Fund, Inc. (unaudited)

Investment Performance.    The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund’s performance for the one-year, three-year, five-year, and ten-year periods ended December 31, 2007 exceeded the average performance of both the Performance Universe average and the Lipper Index.

Value Line’s Personnel and Methods.    The Board reviewed the background of the portfolio managers responsible for the daily management of the Fund’s portfolio, achieving the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses.    The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that the Fund’s management fee rate for the most recent fiscal year was less than both the Expense Group average and the Expense Universe average. The Board also considered that the Fund’s total expense ratio was slightly lower than the average expense ratio of its Expense Group, yet was slightly higher than the average expense ratio of its Expense Universe and concluded that the expense level was satisfactory for the purpose of approving the continuance of the Agreement for the coming year. Based on their overall review, the Board determined that Value Line’s management fee rate under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

Nature and Quality of Other Services.    The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc., the Fund’s principal underwriter. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability.    The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during prior years. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each Fund, Value Line’s voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, were within a range the Board considered reasonable.

Value Line Emerging Opportunities Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Emerging Opportunities Fund, Inc. (unaudited)

Other Benefits.    The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale.    The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by Value Line and its Affiliates.    In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by Value Line that Value Line and its affiliates do not manage any investment companies comparable to the Fund. The Board considered the advisory fee rates of non-mutual fund accounts utilizing a mixed fixed income and equity strategy managed by Value Line, all of which were higher than the Fund’s management fee rate.

Conclusion.    The Board, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line Emerging Opportunities Fund, Inc.

Federal Tax Notice (unaudited)

During the year ended March 31, 2008, the Fund paid $0.7140 per share of long-term capital gains to shareholders.

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 73	Chairman of the Board of Directors and President	Since 1993
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Director (Lead Independent Director since 2007)	Since 2000	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 1993	Retired; Customer Support Analyst, Duke Power Company until 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 1993
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 2000	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 2000	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 2000	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Officers
David T. Henigson Age 50	Vice President, Secretary and Chief Compliance Officer	Since 1993
Director, Vice President and Chief Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 49	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser (2003–2005); Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds.
Howard A. Brecher Age 53	Assistant Treasurer, Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Emerging Opportunities Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Emerging Opportunities Fund, Inc.

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Value Line Emerging Opportunities Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated John W. Chandler, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the

Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)Audit Fees 2008 - $113,942

(b) Audit-Related fees – None.

(c) Tax Preparation Fees 2008 -$6,393

(d) All Other Fees – None

(e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2006 were pre-approved by the committee.

(e) (2) Not applicable.

(f) Not applicable.

(g) Aggregate Non-Audit Fees 2008 -$6,393

(h) Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/Jean B. Buttner
Jean B. Buttner, President

Date:	June 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	June 10, 2008